13. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 143,451	$ 140,144